Investments in associates and joint ventures (Tables)	6 Months Ended
Sep. 30, 2023
Investments in associates and joint ventures
Schedule of joint ventures and associates

	30 September	31 March
	2023	2023
	€m	€m
Oak Holdings 1 GmbH	7,883	8,634
VodafoneZiggo Group Holding B.V.	715	793
TPG Telecom Limited	57	108
Other	77	43
Investment in joint ventures	8,732	9,578
Safaricom PLC	554	509
Indus Towers Limited	1,051	908
Other	120	84
Investment in associates	1,725	1,501
	10,457	11,079